FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
Period to measure the amount of liquid assets available to meet cash outflows needs	30 days
Percentage of core limits of indicators for any excess presented in treasury risk committee	100.00%
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	S/ 266,355,583	S/ 280,826,209
Financial liabilities by type [Abstract]
Liabilities	206,468,928	214,531,372
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	5,616,526	4,780,391
Contractual amounts payable (outflows)	5,538,709	4,549,552
Total liabilities	77,817	230,839
Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	150,050,713	151,377,719
Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	31,554,718	37,264,833
Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	420,094	463,825
Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	191,010	325,571
Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	17,523,636	19,009,331
Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	618,117	731,898
Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	6,110,640	5,358,195
Up to a Month [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	52,536,473	53,974,020
Financial liabilities by type [Abstract]
Liabilities	46,663,758	46,959,975
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,451,819	216,642
Contractual amounts payable (outflows)	1,454,360	209,197
Total liabilities	(2,541)	7,445
Up to a Month [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	37,822,104	39,925,283
Up to a Month [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	4,359,993	2,905,794
Up to a Month [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	89,444	98,755
Up to a Month [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	191,010	325,571
Up to a Month [Member] | Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	217,504	216,167
Up to a Month [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	32,390	30,048
Up to a Month [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	3,951,313	3,458,357
From 1 to 3 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	29,896,708	29,392,887
Financial liabilities by type [Abstract]
Liabilities	16,857,484	17,347,242
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,931,304	400,857
Contractual amounts payable (outflows)	1,932,240	401,809
Total liabilities	(936)	(952)
From 1 to 3 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	13,802,039	14,114,645
From 1 to 3 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	2,368,114	2,425,239
From 1 to 3 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	259,463	286,473
From 1 to 3 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 3 Months [Member] | Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	171,471	219,177
From 1 to 3 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	35,637	37,284
From 1 to 3 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	220,760	264,424
From 3 Months to 12 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	56,269,244	57,407,776
Financial liabilities by type [Abstract]
Liabilities	36,126,188	33,558,522
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	972,276	2,633,067
Contractual amounts payable (outflows)	977,394	2,574,730
Total liabilities	(5,118)	58,337
From 3 Months to 12 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	25,833,124	21,880,217
From 3 Months to 12 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	6,525,912	10,284,733
From 3 Months to 12 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	50,083	55,296
From 3 Months to 12 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 3 Months to 12 Months [Member] | Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	3,357,173	1,024,759
From 3 Months to 12 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	105,931	106,712
From 3 Months to 12 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	253,965	206,805
From 1 to 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	81,866,805	87,518,411
Financial liabilities by type [Abstract]
Liabilities	85,706,688	96,741,086
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	876,270	758,817
Contractual amounts payable (outflows)	840,215	717,419
Total liabilities	36,055	41,398
From 1 to 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	64,047,112	66,895,318
From 1 to 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	7,913,422	12,265,794
From 1 to 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	21,104	23,301
From 1 to 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 5 Years [Member] | Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	13,402,553	17,124,890
From 1 to 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	314,714	386,878
From 1 to 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	7,783	44,905
Over 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	45,786,353	52,533,115
Financial liabilities by type [Abstract]
Liabilities	21,114,810	19,924,547
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	384,857	771,008
Contractual amounts payable (outflows)	334,500	646,397
Total liabilities	50,357	124,611
Over 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	8,546,334	8,562,256
Over 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	10,387,277	9,383,273
Over 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
Over 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
Over 5 Years [Member] | Bonds and Notes [Member]
Financial liabilities by type [Abstract]
Liabilities	374,935	424,338
Over 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	129,445	170,976
Over 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	S/ 1,676,819	S/ 1,383,704